Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables
Trade and other payables
15        Trade and other payables

	2023	2022
	US $ in millions

Trade payables	414.6	427.2

Other payables
Salaries and related payables	17.3	82.3
Provision for annual leave and early retirement (see Note 14(a))	14.1	11.8
Government institutions	15.5	291.2
Accrued interest	3.9	5.3
Accrued expenses	54.6	43.7
Advances from customers and others	9.5	11.5
Payables and other credit balances	36.9	23.2
	151.8	469.0

	566.4	896.2

All of the trade and other payables are contractual to be settled within one year or are repayable on demand.

The Group's exposure to currency, liquidity and market risks related to trade and other payables is disclosed in Note 29.